Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	Mar. 30, 2026	Feb. 02, 2026	Jan. 27, 2026	Jan. 22, 2026	Jan. 14, 2026
Director [Member] | Five-year warrant [Member]
Subsequent Events [Line Items]
Warrant purchase (in Shares)					8,333
Director [Member] | Convertible Note [Member]
Subsequent Events [Line Items]
Convertible note payable principal					$ 25,000
Percentage of interest rate					12.00%
Maturity date					Jan. 14, 2027
Fixed conversion price (in Dollars per share)					$ 3
Net proceeds					$ 25,000
Investor [Member] | Five-year warrant [Member]
Subsequent Events [Line Items]
Warrant purchase (in Shares)					8,333
Exercise price per share (in Dollars per share)					$ 3
Investor [Member] | Convertible Note [Member]
Subsequent Events [Line Items]
Percentage of interest rate					12.00%
Maturity date					Jan. 14, 2027
Fixed conversion price (in Dollars per share)					$ 3
Net proceeds					$ 25,000
Fees					$ 25,000
Investor [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Percentage of interest rate				12.00%
Fixed conversion price (in Dollars per share)				$ 6.15
Net proceeds				$ 200,000
Exercise price per share (in Dollars per share)				$ 6.07
Principal amount				$ 240,000
Original issue discount				$ 40,000
Discount to market price				20.00%
Warrants to purchase shares (in Shares)				32,249
Investor [Member] | Promissory Note [Member]
Subsequent Events [Line Items]
Maturity date			Nov. 15, 2026
Fixed conversion price (in Dollars per share)			$ 35
Principal amount			$ 151,800
Prepaid interest			18,216
Repayments			170,016
Net proceeds			25,000
Original issue discount			19,800
Processing fee			7,000
Monthly payments			$ 85,008
Number of months required to payment			4 months
Monthly payments			$ 21,252
Dr. Michael Dent [Member]
Subsequent Events [Line Items]
Advanced amount	$ 50,000
Dr. Michael Dent [Member] | Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Convertible note payable principal		$ 4,338,192
Maturity date		Feb. 02, 2029
Fixed conversion price (in Dollars per share)		$ 4.25
Accrued interest		$ 737,180
Undocumented advances		339,840
Accrued compensation liabilities		300,600
Aggregate principal amount		$ 5,715,812
Accrued interest rate		12.00%
Common Stock [Member] | Director [Member]
Subsequent Events [Line Items]
Exercise price per share (in Dollars per share)					$ 3